Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BASIC MATERIALS — 17.6%
441,200	Algoma Steel Group, Inc.[1]	$3,132,520
116,690	ArcelorMittal S.A.[1]	3,190,305
253,940	Cleveland-Cliffs, Inc.*	4,256,034
80,850	Ternium S.A. - ADR[1]	3,205,702
162,534	Trinseo PLC[1]	2,059,306
126,970	United States Steel Corp.	3,175,520
		19,019,387
	CONSUMER, CYCLICAL — 40.8%
239,770	Dana, Inc.	4,076,090
327,290	Designer Brands, Inc. - Class A	3,305,629
88,910	Foot Locker, Inc.	2,410,350
92,520	General Motors Co.	3,567,571
196,430	G-III Apparel Group Ltd.*	3,785,206
301,176	Goodyear Tire & Rubber Co.*	4,120,088
81,680	M/I Homes, Inc.*	7,121,679
170,313	Macy's, Inc.	2,733,524
59,180	PVH Corp.	5,028,525
342,636	Sportsman's Warehouse Holdings, Inc.*	1,953,025
246,990	Stellantis N.V.[1]	4,332,205
93,910	Victoria's Secret & Co.*	1,636,851
		44,070,743
	CONSUMER, NON-CYCLICAL — 1.7%
95,300	United Natural Foods, Inc.*	1,863,115
	ENERGY — 22.8%
20,280	Alpha Metallurgical Resources, Inc.	3,333,221
107,800	Eni S.p.A. - ADR[1]	3,103,562
78,630	HF Sinclair Corp.	3,507,684
230,050	Liberty Energy, Inc.	3,075,769
157,450	Par Pacific Holdings, Inc.*	4,189,744
112,519	PBF Energy, Inc. - Class A	4,606,528
343,680	ProPetro Holding Corp.*	2,831,923
		24,648,431
	FINANCIAL — 2.9%
115,860	Ally Financial, Inc.	3,129,378
	INDUSTRIAL — 12.4%
28,340	Arrow Electronics, Inc.*	4,059,138
81,680	Avnet, Inc.	4,120,756

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
296,170	JELD-WEN Holding, Inc.*	$5,194,822
		13,374,716
	Total Common Stocks
	(Cost $95,005,996)	106,105,770

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$2,051,581	UMB Bank Demand Deposit, 0.01%[2]	2,051,581
	Total Short-Term Investments
	(Cost $2,051,581)	2,051,581
	TOTAL INVESTMENTS — 100.1%
	(Cost $97,057,577)	108,157,351
	Liabilities in Excess of Other Assets — (0.1)%	(156,899)
	TOTAL NET ASSETS — 100.0%	$108,000,452

ADR – American Depository Receipt
PLC – Public Limited Company
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.